INVENTORIES (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Inventories [Abstract]
Wireless devices and accessories	$ 357	$ 436
Other finished goods and merchandise	81	99
Total inventories	438	535
Cost of equipment sales and merchandise for resale	$ 2,376	$ 2,432